SUPPLEMENT TO PROSPECTUS AND
STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)
DATED JULY 27, 2007

INTEGRITY MANAGED PORTFOLIOS	THE INTEGRITY FUNDS
Kansas Municipal Fund	Integrity Small Cap Growth Fund
Kansas Insured Intermediate Fund	Integrity Health Sciences Fund
Maine Municipal Fund	Integrity Technology Fund
Nebraska Municipal Fund	Integrity Growth & Income Fund
New Hampshire Municipal Fund	Integrity All Season Fund
Oklahoma Municipal Fund	Integrity High Income Fund
Prospectus and SAI dated November 30, 2006	Prospectus and SAI dated May 1, 2007

MONTANA TAX-FREE FUND, INC.
ND TAX-FREE FUND, INC.	INTEGRITY FUND OF FUNDS, INC.
Prospectus and SAI dated May 1, 2007	Prospectus and SAI dated May 1, 2007

All of the foregoing are collectively referred to as the “Funds.”

Please note the following important information with regard to the Funds.

I.

At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Accordingly, references to Mr. Walstad in the aforementioned position in each SAI and Prospectus are removed.  Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

II.

In the SAI for each of the Funds, the information regarding officers under the heading “Interested Directors and Officers,” “Officers of the Trust” or “Interested Trustees and Officers,” as applicable, is supplemented with the following pertinent information regarding Mr. Anderson:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANTt	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R. Anderson 1 N. Main St. Minot, ND 58703 42	President	Indefinite Since July 2007

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President and COO (April 2003 to Feb 2007), President, Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (Since August 2003) Integrity Funds Distributor, Inc.; President (Since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

				N/A	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE